Asset retirement obligations - Summary of Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of asset retirement obligations [line items]
Beginning Balance	$ 99,684	$ 89,778
Acquired during the year		9,453
Accretion during the year	2,038	2,006
Revisions to estimate	(2,043)	1,544
Settlements	(5,536)	(3,097)
Ending Balance	94,143	99,684
Less: Current portion	(824)	(3,489)
Long term portion	93,319	96,195
Estimated undiscounted amount	135,173	139,591
Turkey [member]
Disclosure of asset retirement obligations [line items]
Beginning Balance	37,321	36,196
Acquired during the year		0
Accretion during the year	896	913
Revisions to estimate	(1,117)	502
Settlements	(621)	(290)
Ending Balance	36,479	37,321
Less: Current portion	0	0
Long term portion	36,479	37,321
Estimated undiscounted amount	48,454	49,257
Canada [member]
Disclosure of asset retirement obligations [line items]
Beginning Balance	9,453	0
Acquired during the year		9,453
Accretion during the year	0	0
Revisions to estimate	2,762	0
Settlements	0	0
Ending Balance	12,215	9,453
Less: Current portion	0	0
Long term portion	12,215	9,453
Estimated undiscounted amount	14,989	12,286
Greece [member]
Disclosure of asset retirement obligations [line items]
Beginning Balance	47,461	48,131
Acquired during the year		0
Accretion during the year	1,035	1,025
Revisions to estimate	(3,512)	1,112
Settlements	(4,915)	(2,807)
Ending Balance	40,069	47,461
Less: Current portion	(824)	(3,489)
Long term portion	39,245	43,972
Estimated undiscounted amount	65,274	71,591
Romania [member]
Disclosure of asset retirement obligations [line items]
Beginning Balance	1,405	1,359
Acquired during the year		0
Accretion during the year	36	36
Revisions to estimate	(77)	10
Settlements	0	0
Ending Balance	1,364	1,405
Less: Current portion	0	0
Long term portion	1,364	1,405
Estimated undiscounted amount	2,335	2,340
Brazil [member]
Disclosure of asset retirement obligations [line items]
Beginning Balance	4,044	4,092
Acquired during the year		0
Accretion during the year	71	32
Revisions to estimate	(99)	(80)
Settlements	0	0
Ending Balance	4,016	4,044
Less: Current portion	0	0
Long term portion	4,016	4,044
Estimated undiscounted amount	$ 4,121	$ 4,117